Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets, Net

NOTE 16. INTANGIBLE ASSETS, NET

At December 31, 2018 and 2017, intangible assets, net are wells unassigned to a reserve, which amounted to Ps. 13,720,540 and Ps. 14,678,640, respectively as follows:

	2018		2017
Wells unassigned to a reserve:
Balance at the beginning of period	Ps.	9,088,563	Ps.	8,639,242
Additions to construction in progress		20,352,351		20,553,952
Transfers against expenses		(12,934,906)		(3,663,986)
Transfers against fixed assets		(6,726,769)		(16,440,645)

Balance at the end of period	Ps.	9,779,239	Ps.	9,088,563

In addition, as of December 31, 2018 and 2017, PEMEX recognized expenses related to unsuccessful wells of Ps. 2,508,180 and Ps. 2,500,638, respectively, directly in its statement of comprehensive income.

The other components of intangible assets are:

As of December 31, 2018	Rights of way		Licenses	Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance at the beginning of the year	Ps.	2,311,743	3,586,553	1,940,583	Ps.	7,838,879
Additions		40,323	638,479	325,471		1,004,273
Effects of foreign exchange		—	(10,397)	(10,503)		(20,900)

		2,352,066	4,214,635	2,255,551		8,822,252
Amortization accumulated
Balance at the beginning of the year		(179,312)	(1,401,443)	(668,047)		(2,248,802)
Amortization		(86,332)	(2,480,760)	(76,234)		(2,643,326)
Effects of foreign exchange		—	10,761	416		11,177

		(265,644)	(3,871,442)	(743,865)		(4,880,951)
Balance at the end of the year		2,086,422	343,193	1,511,686		$3,941,301

Useful lives		23 years	1 to 3 years	Up to 36 years

As of December 31, 2017	Rights of way		Licenses	Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance at the beginning of the year		2,311,743	2,990,011	1,940,316		7,242,070
Additions		—	589,918	267		590,185
Effects of foreign exchange		—	6,624	—		6,624

		2,311,743	3,586,553	1,940,583		7,838,879
Amortization accumulated
Balance at the beginning of the year		(179,312)	(1,150,473)	(636,573)		(1,966,358)
Amortization		—	(250,970)	(30,026)		(280,996)
Effects of foreign exchange		—	—	(1,448)		(1,448)

		(179,312)	(1,401,443)	(668,047)		(2,248,802)
Balance at the end of the year		2,132,431	2,185,110	1,272,536		5,590,077

Useful lives		23 years	1 to 3 years	Up to 36 years